Related Party Transactions - Amounts due from/to CMCC Group (Detail) - China Mobile Communications Corporation [member] - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Accounts receivable	¥ 301	¥ 354
Other receivables	116	105
Accounts payable	4,580	4,251
Accrued expenses and other payables	¥ 131	¥ 88